DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME - Disclosure of results of discontinued operations (Details) - CAD ($) $ in Thousands		12 Months Ended
	Nov. 06, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues		$ 48,804	$ 54,335	$ 34,053	[1]
Cost of revenues		37,974	43,044	25,458	[1]
Gross profit before fair value adjustments		10,830	11,291	8,595	[1]
Fair value adjustments:
Unrealized change in fair value of biological assets		0	(315)	6,308	[1]
Realized fair value adjustments on inventory sold in the year		(984)	(1,814)	(8,570)	[1]
Total fair value adjustments		(984)	(2,129)	(2,262)	[1]
Gross profit		9,846	9,162	6,333	[1]
General and administrative expenses		11,008	21,460	17,221	[1]
Selling and marketing expenses		10,788	11,473	6,725	[1]
Restructuring expenses		617	4,383	0	[1]
Share-based compensation		225	2,637	5,422	[1]
Total operating expenses		22,638	39,953	29,368	[1]
Operating loss		(12,792)	(30,791)	(23,035)	[1]
Finance expenses, net		3,335	4,731	22,871	[1]
Loss before income taxes		(9,457)	(26,060)	(164)	[1]
Income tax expense (benefit)		771	(1,138)	500	[1]
Net loss from discontinued operations, net of tax		0	(166,379)	(17,854)	[1]
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	$ 28,171			20,247
Cost of revenues	24,227			16,960
Gross profit before fair value adjustments	3,944			3,287
Fair value adjustments:
Unrealized change in fair value of biological assets	399			902
Realized fair value adjustments on inventory sold in the year	(2,528)		$ (2,528)	(226)
Total fair value adjustments	(2,129)			676
Gross profit	1,815			3,963
General and administrative expenses	38,464			14,998
Impairment of goodwill, intangible assets, right-of-use assets and fixed assets	115,112			0
Selling and marketing expenses	4,912			2,270
Restructuring expenses	4,506			0
Share-based compensation	1,130			2,049
Total operating expenses	164,124			19,317
Operating loss	(162,309)			(15,354)
Finance expenses, net	(5,264)			(2,495)
Loss before income taxes	(167,573)			(17,849)
Income tax expense (benefit)	(1,194)			5
Net loss from discontinued operations, net of tax	$ (166,379)			$ (17,854)

[1]	Reclassified in respect of discontinued operations - see Note 25.